DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS - Country Risk and Cash Concentration (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 HKD ($)	Dec. 31, 2017 CNY (¥)
Significant Concentrations and Risks
Cash and cash equivalents balances	$ 27,719,634	¥ 190,586,342		¥ 53,478,494
PRC | Maximum
Significant Concentrations and Risks
Amount insured by government authority				500,000
HKSAR | Maximum
Significant Concentrations and Risks
Amount insured by government authority | $			$ 500,000
Cash and cash equivalents | Credit concentration risk, customers or financial institutions
Significant Concentrations and Risks
Cash and cash equivalents balances		190,586,342		53,478,494
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | PRC
Significant Concentrations and Risks
Cash and cash equivalents balances		143,760,681		34,657,382
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | PRC | Denominated in Renminbi ("RMB")
Significant Concentrations and Risks
Cash and cash equivalents balances		143,760,647		34,656,651
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | PRC | Denominated in U.S. Dollar ("USD")
Significant Concentrations and Risks
Cash and cash equivalents balances		34		731
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR
Significant Concentrations and Risks
Cash and cash equivalents balances		46,825,661		18,821,112
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in Renminbi ("RMB")
Significant Concentrations and Risks
Cash and cash equivalents balances		672		503
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in Hong Kong Dollar ("HKD")
Significant Concentrations and Risks
Cash and cash equivalents balances		8,064,121		9,725,249
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in U.S. Dollar ("USD")
Significant Concentrations and Risks
Cash and cash equivalents balances		38,358,069		8,922,062
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in Great Britain Pound
Significant Concentrations and Risks
Cash and cash equivalents balances		¥ 402,799		¥ 173,298